Plan Asset Fair Value Measurements (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 25,409	$ 21,422	$ 17,807
Fair Value, Inputs, Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	25,409	21,422
Fair Value, Inputs, Level 1 | Cash
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	16	58
Fair Value, Inputs, Level 1 | Fixed Income Securities | Legal and General Active Corporate Bond Over 10 Year
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	6,560	5,788
Fair Value, Inputs, Level 1 | Fixed Income Securities | Legal and General Gilt Funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	6,977
Fair Value, Inputs, Level 1 | Fixed Income Securities | Legal and General Index Linked Gilt Funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	11,856
Fair Value, Inputs, Level 1 | Other Types Of Investments | Baillie Gifford Diversified Growth Fund
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		8,452
Fair Value, Inputs, Level 1 | Other Types Of Investments | Standard Life Global Absolute Return Strategies
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		$ 7,124